Business and Organization (Details)	May 05, 2019	Aug. 03, 2018	Nov. 03, 2017	Oct. 09, 2014
Yu Han holding [Member]
Business and Organization (Textual)
Equity ownership interest				85.00%
Koulin Han holding [Member]
Business and Organization (Textual)
Equity ownership interest				15.00%
Hangzhou Taikexi Dacheng Automotive Technology Service Co., Ltd [Member]
Business and Organization (Textual)
Equity ownership interest			60.00%
Guanpeng [Member]
Business and Organization (Textual)
Equity ownership interest		51.00%
Shengyuan [Member]
Business and Organization (Textual)
Equity ownership interest	49.00%